Earnings per share (EPS) (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net income attributable to equity holders of the parent	R$ 631,510	R$ 386,324	R$ 373,569
Denominator
Weighted average number of outstanding shares	90,122,429	89,830,351	90,335,037
Effects of dilution from stock options and restricted share units	1,032,207	706,492	329,085
Weighted average number of outstanding shares adjusted for the effect of dilution	91,154,636	90,536,843	90,664,122
Basic earnings per share (R$)	R$ 7.01	R$ 4.30	R$ 4.14
Diluted earnings per share (R$)	R$ 6.93	R$ 4.27	R$ 4.12